UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS

April 30, 2025

Retirement Reserves

Issued by Empire Fidelity Investments Life Insurance Company®

(“EFILI”)

This Updating Summary Prospectus summarizes key features of Retirement Reserves, an individual, deferred, flexible premium variable annuity contract. This Updating Summary Prospectus also provides a summary of certain Contract features that have changed.

The prospectus for Retirement Reserves contains more information about the Contract, including the Contract’s features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.dfinview.com/Fidelity/PUFT/EVA. You can also obtain this information at no cost by calling 1-800-634-9361 or by sending an email to filifunddocuments@fidelity.com.

Important Disclosures:

The Contract is a complex investment and involves risks, including risk of loss. It is not a short-term investment and is not suitable for an investor who needs ready access to cash. The taxable portion of a distribution will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.

EFILI’s obligations and guarantees under the Contract are subject to EFILI’s financial strength and claims-paying ability.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

GLOSSARY

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant - The person designated by the Contract Owner, upon whose life annuity payments are based.

Annuitant’s Beneficiary - The person who receives the proceeds. in the event of the death of the last surviving Annuitant.

Annuity Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Annuity Unit Value - The value of a particular Annuity Unit at a particular time.

Base Contract Expenses - Expenses that we assess daily at an annual effective rate against the assets of each Subaccount, comprised of a mortality and expense risk charge and an administrative charge.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It is stated in your Contract.

Contract Owner(s) or You - The person or persons who have the ownership rights and privileges of the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Guaranteed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Annuitant’s Beneficiary upon the death of the last surviving Annuitant before the Annuity Date. For the Enhanced Death Benefit Rider, it is the amount payable to the Annuitant’s Beneficiary upon the death of the Annuitant before the Annuity Date.

Funds - The mutual fund portfolios in which the Subaccounts invest.

Guaranteed Account - A fixed-rate investment option funded through EFILI’s general account. EFILI credits interest to the amount allocated to the Guaranteed Account at a rate declared periodically in advance. The Guaranteed Account may also be referred to as the “Fixed Account”.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Subaccount - The divisions of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Subaccounts - Transfers of amounts among the Subaccounts.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated 4/30/2024. This may not reflect all of the changes that have occurred since you entered into your Contract.

Fund Performance and Expenses	For updated Fund performance and expense information, see Appendix A: Funds Available Under the Contract.
Fund Name Changes

•  Effective May 1, 2025, Fidelity® VIP Asset Manager Portfolio was renamed Fidelity® VIP Asset Manager 50% Portfolio.

•  Effective May 1, 2025, Fidelity® VIP Asset Manager: Growth Portfolio was renamed Fidelity® VIP Asset Manager 70% Portfolio.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS				Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No
Are There Transaction Charges?	Although we do not currently intend to charge for exchanges, we reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.			Fee Tables
Are There Ongoing Fees and Expenses?

Yes, the table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.

Fee Tables 9. Current Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.80%[1]	0.80%[1]
	Subaccounts (Fund fees and expenses)	0.09%[2]	1.79%[2]
	Optional Benefits for an Additional Charge	0.20%[3]	0.20%[3]

[1] As a percentage of the average Contract Value allocated to the Variable Account.

[2] As a percentage of the net assets of each Subaccount.

[3] Enhanced Death Benefit charge of 0.05% is deducted once each quarter until the Annuitant’s 85th birthday, as a percentage of the Contract Value on the date of the charge. This optional benefit is no longer available for sale.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost $840		Highest Annual Cost $2,396
	Assumes		Assumes

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Fund fees and expenses

•  No optional benefits

•  No Sales Charge

•  No additional purchase payments, transfers, or withdrawals

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of optional benefits and Fund fees and expenses

•  No Sales Charge

•  No additional purchase payments, transfers, or withdrawals

RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes, an investor can lose money by investing in the Contract.	1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds
Is This a Short-Term Investment?	No, the Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, the taxable portion of a distribution will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.	1. Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?

•  An investment in the Contract is subject to the risk of poor performance of the Subaccount(s).

•  Performance will vary based on the performance of the Subaccount(s) you select.

•  Each Subaccount will have its own unique risks.

•  You should review each Fund’s prospectus carefully before making an investment decision.

•  The interest rate associated with a purchase payment or an amount transferred into the Guaranteed Account may vary from time to time.

1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds 6(b). Facts About the Guaranteed Account
What Are the Risks Related to the Insurance Company?	The Contract is issued by and subject to the risks related to Empire Fidelity Investments Life Insurance Company® (“EFILI”, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to EFILI’s financial strength and claims-paying ability. EFILI has an A+ Financial Strength Rating from AM Best as of February 12, 2025.	1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account

RESTRICTIONS		Location in Prospectus
Are There Restrictions on the Investment Options?

Yes, the following restrictions may apply:

•  Additional payments are not allowed.

•  Transfers from the Variable Account to the Guaranteed Account are subject to specific limitations.

•  You cannot exchange less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may exchange the entire amount.

•  Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchase or Exchanges.

•  We have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new Fund for the Fund in which a Subaccount invests.

3. Purchasing and Contributing to a Contract 5. Trading Among Subaccounts 6. The Guaranteed Account 12(a). Changes in Subaccounts

RESTRICTIONS		Location in Prospectus
Are There any Restrictions on Contract Benefits?

Yes, there are:

•  Withdrawals can significantly reduce benefits payable upon death.

•  For certain contracts, benefits payable upon death may be adjusted proportionally for any partial withdrawals or partial 1035 exchanges.

•  We reserve the right to modify or terminate certain benefits available under the Contract.

•  To the extent it is applicable to your Contract, the Enhanced Death Benefit Rider will also terminate if the original Annuitant is removed from the Contract.

4. Benefits of the Contract

TAXES		Location in Prospectus
What Are the Contract’s Tax Implications?

•  Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•  For a Qualified Contract with a contribution transferred from an IRA or rolled over from a qualified plan, you do not get any additional tax benefit from this Contract.

•  Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

Overview of the Contract 1. Principal Risks of Investing in the Contract 10. Tax Considerations

CONFLICTS OF INTEREST		Location in Prospectus
How Are Investment Professionals Compensated?	Your investment professional may receive compensation for selling this Contract to you in the form of commissions. This financial incentive may have influenced your investment professional to recommend this Contract over another investment.	2(b). The Funds 2(c). Selling the Contracts
Should I Exchange My Contract?	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.	“Replacement of Contracts”under 3. Purchasing and Contributing to a Contract

APPENDIX A: THE FUNDS AND THE GUARANTEED ACCOUNT AVAILABLE UNDER THE CONTRACT

1. THE FUNDS

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.dfinview.com/Fidelity/PUFT/EVA. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks long-term capital appreciation	Allspring VT Discovery SMID Cap Growth Fund** Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	18.13%	6.38%	9.20%
Seeks long-term capital appreciation	Allspring VT Opportunity Fund** Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	15.05%	11.72%	10.78%
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited and BlackRock International Limited	0.91%*	9.09%	5.84%	5.43%
Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity® Variable Insurance Product (“VIP”) Asset Manager 50% Portfolio† Adviser: Fidelity Management & Research Company LLC	0.52%	8.50%	5.65%	5.66%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity® VIP Asset Manager 70% Portfolio†† Adviser: Fidelity Management & Research Company LLC	0.63%	10.81%	7.45%	7.06%
Seeks income and capital growth consistent with reasonable risk	Fidelity® VIP Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.42%	15.92%	10.84%	9.62%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio Adviser: Fidelity Management & Research Company LLC	0.14%	1.21%	-0.46%	—
Seeks capital appreciation	Fidelity® VIP Communication Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	34.04%	15.40%	12.69%
Seeks capital appreciation	Fidelity® VIP Consumer Discretionary Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	24.71%	13.48%	12.29%
Seeks capital appreciation	Fidelity® VIP Consumer Staples Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	5.57%	6.68%	7.16%
Seeks long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC	0.56%	33.79%	17.04%	13.62%
Seeks capital appreciation	Fidelity® VIP Disciplined Small Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.32%	16.87%	10.56%	8.62%
Seeks capital appreciation	Fidelity® VIP Dynamic Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%	25.52%	16.38%	13.05%
Seeks capital appreciation	Fidelity® VIP Emerging Markets Portfolio Adviser: Fidelity Management & Research Company LLC	0.88%	10.04%	4.35%	6.05%
Seeks capital appreciation	Fidelity® VIP Energy Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	4.30%	12.41%	4.45%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks reasonable income while also considering the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity® VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%	15.35%	10.08%	9.21%
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity® VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.13%	12.31%	8.80%	—
Seeks capital appreciation	Fidelity® VIP Financials Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	32.73%	13.38%	11.39%
Seeks a high level of current income	Fidelity® VIP Floating Rate High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.73%	8.39%	5.55%	4.88%
Seeks high total return with a secondary objective of principal preservation	Fidelity® VIP Freedom IncomeSM Portfolio Adviser: Fidelity Management & Research Company LLC	0.37%	4.45%	2.51%	3.45%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2010 Portfolio Adviser: Fidelity Management & Research Company LLC	0.40%	5.38%	3.51%	4.64%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2015 Portfolio Adviser: Fidelity Management & Research Company LLC	0.43%	6.52%	4.34%	5.37%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2020 Portfolio Adviser: Fidelity Management & Research Company LLC	0.46%	7.71%	5.15%	6.02%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2025 Portfolio Adviser: Fidelity Management & Research Company LLC	0.48%	8.47%	5.77%	6.54%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2030 Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%	9.41%	6.50%	7.30%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2035 Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%	11.03%	7.84%	8.28%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2040 Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	13.10%	9.10%	8.95%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2045 Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	13.84%	9.33%	9.07%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2050 Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	13.83%	9.34%	9.06%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%*	5.53%	2.96%	3.32%
Seeks high current income and, as a secondary objective, capital appreciation.	Fidelity® VIP FundsManager® 30% Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%*	6.42%	—	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks current income as well as total return. The fund also considers the potential for capital appreciation.	Fidelity® VIP FundsManager® 40% Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%*	7.46%	—	—
Seeks high total return	Fidelity® VIP FundsManager® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%*	8.51%	5.75%	5.85%
Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.66%*	9.58%	6.57%	6.67%
Seeks high total return	Fidelity® VIP FundsManager® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%*	10.88%	7.55%	7.46%
Seeks high total return	Fidelity® VIP FundsManager® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.71%*	12.51%	8.73%	8.60%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio Adviser: Fidelity Management & Research Company LLC	0.25%	5.10%	2.33%	1.62%
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.56%	30.39%	18.93%	16.63%
Seeks high total return through a combination of current income and capital appreciation	Fidelity® VIP Growth & Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.49%	22.21%	13.38%	11.39%
Seeks to provide capital growth	Fidelity® VIP Growth Opportunities Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%	38.89%	18.76%	18.22%
Seeks capital appreciation	Fidelity® VIP Health Care Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	5.14%	5.46%	7.96%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks a high level of current income, while also considering growth of capital	Fidelity® VIP High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.81%*	8.97%	2.74%	4.17%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® VIP Index 500 Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.09%	24.90%	14.40%	12.99%
Seeks capital appreciation	Fidelity® VIP Industrials Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	23.64%	12.44%	10.32%
Seeks capital appreciation	Fidelity® VIP International Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.78%	8.19%	6.87%	8.28%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity® VIP International Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.17%	5.11%	4.10%	—
Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity® VIP Investment Grade Bond Portfolio Adviser: Fidelity Management & Research Company LLC	0.38%	1.79%	0.46%	1.93%
Seeks capital appreciation	Fidelity® VIP Materials Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	-2.44%	8.95%	5.52%
Seeks long-term growth of capital	Fidelity® VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%	17.49%	11.34%	9.21%
Seeks long-term growth of capital	Fidelity® VIP Overseas Portfolio Adviser: Fidelity Management & Research Company LLC	0.73%	5.01%	5.76%	6.32%
Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity® VIP Real Estate Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	6.52%	2.20%	3.93%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks high level of current income. The fund may also seek capital appreciation	Fidelity® VIP Strategic Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	6.08%	2.81%	3.60%
Seeks capital appreciation	Fidelity® VIP Technology Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%	35.59%	23.82%	21.93%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity® VIP Total Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.12%	23.69%	13.75%	—
Seeks capital appreciation	Fidelity® VIP Utilities Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	29.00%	9.56%	9.77%
Seeks capital appreciation	Fidelity® VIP Value Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	11.37%	12.09%	9.98%
Seeks capital appreciation	Fidelity® VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	9.40%	12.20%	9.64%
Seeks income	Franklin U.S. Government Securities VIP Fund Adviser: Franklin Advisers, Inc.	0.78%	1.37%	-0.52%	0.53%
Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco V.I. Global Core Equity Fund Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada Ltd.	0.99%	16.85%	7.85%	7.19%
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser: Lazard Asset Management LLC	1.15%*	7.68%	3.29%	3.52%
Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Variable Insurance Fund, Inc. (“Morgan Stanley”) Emerging Markets Debt Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.10%*	11.23%	0.89%	2.92%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks long-term capital appreciation by investing primarily in growth- oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.25%*	7.82%	1.29%	3.08%
Seeks total return	Morgan Stanley Global Strategist Portfolio Adviser: Morgan Stanley Investment Management Inc.	0.90%*	7.47%	4.12%	4.45%
Seeks maximum real return, consistent with prudent investment management	PIMCO Variable Insurance Trust (“VIT”) CommodityRealReturn® Strategy Portfolio** Adviser: Pacific Investment Management Company LLC	2.28%*	4.16%	7.10%	1.65%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Low Duration Portfolio Adviser: Pacific Investment Management Company LLC	0.67%	4.50%	1.08%	1.28%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio Adviser: Pacific Investment Management Company LLC	1.07%	2.13%	1.93%	2.16%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Total Return Portfolio Adviser: Pacific Investment Management Company LLC	0.79%	2.53%	-0.03%	1.53%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund Adviser: Franklin Advisers, Inc.	0.75%*	-11.37%	-4.85%	-2.03%

Each Fidelity Subaccount invests in Initial Class shares of each Fund except for the Fidelity® VIP FundsManager® Portfolios which invest in Investor Class shares of each Fund.

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.
**	Funds are closed to new investments.
†	Prior to May 1, 2025, the fund was named Fidelity® VIP Asset Manager.
††	Prior to May 1, 2025, the fund was named Fidelity® VIP Asset Manager: Growth.

2. THE GUARANTEED ACCOUNT

The following is information about the Guaranteed Account currently available under the Contract. For more details, see 6. The Guaranteed Account in the prospectus. To the extent permitted under the Contract, we may change the features of the Guaranteed Account, offer new fixed-rate investment options, and terminate existing fixed-rate investment options. We will provide you written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate

The Guaranteed Account	1 Year	3.5% per year compounded annually

This Summary Prospectus incorporates by reference the prospectus and the Statement of Additional Information (SAI), both dated April 30, 2025, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Edgar Contract Identifier: C000024023

EVA-USP-0425

1.9919752.100